Expense Example - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FIDELITY DISRUPTIVE COMM ETF - Fidelity Disruptive Communications ETF	Feb. 10, 2023 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628